SCHEDULE OF PROPERTY, EQUIPMENT, SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Total property, equipment and software		¥ 114,349	¥ 110,057
Total accumulated depreciation and amortization		(28,902)	(38,637)
Net book value	$ 12,219	85,447	71,420
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		46,955	37,038
Total accumulated depreciation and amortization		(10,039)	(3,837)
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		26,831	16,805
Total accumulated depreciation and amortization		(2,753)	(1,211)
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		14,591	14,868
Total accumulated depreciation and amortization		(975)	(873)
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		9,460	18,213
Total accumulated depreciation and amortization		(9,413)	(16,891)
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		9,083	16,379
Total accumulated depreciation and amortization		(4,164)	(13,052)
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		4,332	6,656
Total accumulated depreciation and amortization		(1,558)	(2,773)
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		¥ 3,097	¥ 98